Financial expenses - Schedule of financial expenses (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) vessel	Jun. 30, 2022 USD ($) vessel
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense, net of capitalized interest	$ 81,353	$ 60,300
Loss on extinguishment of debt and write-off of deferred financing fees	2,694	5,784
Accretion of convertible notes	0	7,747
Amortization of deferred financing fees	2,548	3,483
Accretion of premiums and discounts on debt assumed in historical acquisitions	657	1,396
Total financial expenses	$ 87,252	$ 78,710
Number of vessels in agreement to sell | vessel		18
Number of vessels, option to purchase exercised | vessel	39
Average borrowings	$ 2,000,000	$ 2,900,000
Interest expense recognized in the unaudited condensed consolidated statements of operations	19,975	12,328
Write off of deferred financing fees	500	3,800
Write off of debt discounts	300	700
Write off of debt extinguishment cost	1,900	$ 1,200
IFRS 16 - Leases - $670.0 Million
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense recognized in the unaudited condensed consolidated statements of operations	$ 600